Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	Focus Media Holding LTD
Entity Central Index Key	0001330017
Document Type	20-F
Document Period End Date	Dec. 31, 2010
Amendment Flag	true
Amendment Description	Fourth Amendment to 2010 20-F
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	677,934,625